Business Combination	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATION [Abstract]
Business Combination

4. BUSINESS COMBINATION

For Enterprise Business

Acquisition of NationSky

On May 11, 2012, the Group acquired 55% of the equity interests in NationSky, which is engaged in enterprise mobility services, for cash consideration of US$3,157 and 2,300,000 common shares of the Company, the fair value of which was US$4,196. The Group began to consolidate NationSky’s financial statements on June 1, 2012. The purpose of the acquisition was to expend into the enterprise mobility market.

On the acquisition date, the allocation of the consideration for assets acquired, liability assumed and non-controlling interest based on their fair value was as follows (in thousands):

As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196

Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)

Total	7,353

The fair value of shares consideration is measured based on the market price of the Company’s share on the acquisition date. The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to the NationSky segment. The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied.

Total identifiable intangible assets acquired upon acquisition mainly include customer relationship of US$1,310, revenue sharing agreements of US$2,462, non-compete agreement of US$347, and the technology of a platform to develop the customized mobile applications of US$939, which have an estimated weighted average useful life of 6.8 years. Goodwill primarily represents the expected synergies from combining operations of NationSky with those of the Group, which are complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in NationSky has been determined with the assistance of an independent third party valuation firm mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration other factors, as appropriate.

The amount of net revenue and net income of NationSky included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2012 are US$12,552 and US$1,184, respectively, which accounted for 13.7% and 11.9% of the Group’s consolidated net revenue and net income for the year ended December 31, 2012.

Prior to the acquisition, NationSky did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of NationSky for the periods prior to the acquisition outweighed the benefits. Thus the Company’s management believes the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impracticable.

For Consumer Business

Acquisition of Beijing Feiliu and Beijing Red

On September 1, 2010, Beijing Technology signed an agreement under which Beijing Technology paid US$2,462 to Beijing Feiliu, which was engaged in the promotion services of mobile applications in China, in exchange for 1) 33% of the equity interests in Beijing Feiliu, and 2) the prepaid customer acquisition cost. The Group estimates separately the fair value of its equity investment and the fair value of the prepaid customer acquisition cost. Based on their relative fair value, the Group allocated US$1,007 as equity investment and US$1,455 as prepaid customer acquisition cost. The prepaid customer acquisition cost is being amortized until November 30, 2012 based on the number of estimated users developed for each reporting period under this program. The investment was accounted for under the equity method of accounting due to the Group’s inability to control Beijing Feiliu prior to November 30, 2012.

In July 2012, the Company, through Beijing Technology, and all other shareholders of Beijing Feiliu transferred 20% of the equity interest in Beijing Feiliu to a new shareholder, in exchange for the transfer of certain intangible assets. Accordingly the equity interest of the Company on Beijing Feiliu was decreased from 33% to 26.4%. The fair value of the intangible assets being valued were higher than the carrying amount of the equity interest which the Company transferred, which resulted a gain of US$943 recorded by the Company as changes of interest in an associate for the year ended December 31, 2012.

On November 30, 2012, the Group acquired Beijing Red and the remaining equity interests in Beijing Feiliu for the consideration of 12,346,647 common shares of the Company with certain sales restrictions, the fair value of which was US$16,421. As a result of this acquisition, the Group also made Beijing Red a wholly owned subsidiary of Beijng Feiliu. The Company began to consolidate the consolidated financial statements of Beijing Feiliu commencing on December 1, 2012. The purpose of the acquisition was to offer mobile games and interest-based community apps to the users through Beijing Feiliu’s platform.

On the acquisition date, the allocation of the consideration for the assets acquired and liability assumed based on their fair value was as follows(in thousands):

As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421

Total consideration	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848

Total	21,989

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interest in Beijing Feiliu on its acquisition-date fair value using the discounted cash flow method and recognized a gain of US$ 2,882 in other income for the year ended December 31, 2012. The fair value of the Group’s previously held equity interests in Beijing Feiliu on the acquisition date was determined by the Company with the assistance of an independent third party valuation firm with the income approach applied.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied.

Total identifiable intangible assets acquired upon acquisition mainly include customer relationship of US$80, user base of US$2,433, technology of various mobile platforms for mobile games downloading and knowledge sharing of US$2,273, and the self developed game acquired from Beijing Red of US$191, which have an estimated weighted average useful life of 2.6 years. Goodwill primarily represents the expected synergies from combining operations of the Feiliu Group with those of the Group, which are complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Based on an assessment of the acquired company’s financial performance made by the Group, the acquired company is not considered material to the Group. Thus management believes that the presentation of pro forma financial information with regard to the results of operations of the Group including the acquired company is not necessary.